Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Disclosure of inventories [text block]

12 Inventories

	December 31, 2017				December 31, 2016
(€ million)	Crude oil, gas and petroleum products	Chemical products	Other	Total	Crude oil, gas and petroleum products	Chemical products	Other	Total
Raw and auxiliary materials and consumables	785	140	1,640	2,565	550	135	1,903	2,588
Products being processed and semi-finished products	133	7		140	99	9	1	109
Work in progress			1	1			2	2
Finished products and goods	1,287	489	83	1,859	1,394	389	86	1,869
Certificates and emission rights			56	56			69	69
	2,205	636	1,780	4,621	2,043	533	2,061	4,637

Other inventories of raw and auxiliary materials and consumables of  €1,640 million (€1,903 million at December 31, 2016) related to the Exploration & Production segment for €1,441 million (€1,699 million at December 31, 2016) and primarily comprised materials relating to perforation activities and the maintenance of infrastructures and facilities.

Certificates and emission rights of  €56 million (€69 million at December 31, 2016) are measured at the fair value determined based on market quotations. The fair value hierarchy is level 1.

Inventories of  €86 million (€82 million at December 31, 2016) were pledged to guarantee the estimated imbalance in volumes input to/off-taken from the national gas network operated by Snam Rete Gas SpA.

Changes in inventories and in the loss provision were as follows:

	2017			2016
(€ million)	Gross carrying amount	Loss provision	Net carrying amount	Gross carrying amount	Loss provision	Net carrying amount
Carrying amount at the beginning of the year	4,892	(255)	4,637	4,887	(308)	4,579
Changes	314		314	(29)		(29)
New or increased provisions		(81)	(81)		(125)	(125)
Deductions		18	18		163	163
Currency translation differences	(254)	22	(232)	61	(5)	56
Other changes	(86)	51	(35)	(27)	20	(7)
Carrying amount at the end of the year	4,866	(245)	4,621	4,892	(255)	4,637

Changes of the period amounting to €314 million related to the business lines Refining & Marketing for €192 million and Chemical for €129 million. Loss provision of €245 million related to the Exploration & Production segment for €191 million.